Debt - summary of short-term and long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	€ 4,876		€ 5,861
Long-term debt	8,025		8,667
Borrowings	12,901	€ 15,597	14,528	€ 17,971
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	7,362		7,140
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	663		1,527
Notes
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	1,450		1,598
Long-term debt	4,942		6,227
Borrowings	6,392		7,825
Notes | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	4,942		4,977
Notes | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	0		1,250
Borrowings from banks(1)
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	2,097		2,928
Long-term debt	1,599		2,177
Borrowings	3,696		5,105
Borrowings from banks(1) | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,511		1,987
Borrowings from banks(1) | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	88		190
Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	151		457
Long-term debt	0		0
Borrowings	151		457
Asset-backed financing | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	0		0
Asset-backed financing | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	0		0
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	360		56
Long-term debt	1,280		205
Borrowings	1,640		261
Lease liabilities | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	705		131
Lease liabilities | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	575		74
Other debt(1)
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	818		822
Long-term debt	204		58
Borrowings	1,022		880
Other debt(1) | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	204		45
Other debt(1) | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 0		€ 13